INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	$ 671,778,888	$ 659,631,543	$ 604,514,165
Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	710,679,339	695,006,013
Accumulated Amortization/Impairment
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(38,900,451)	(35,374,470)
Distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	650,963,285	646,514,329	596,365,737
Distribution rights | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	653,200,644	650,411,156
Distribution rights | Accumulated Amortization/Impairment
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(2,237,359)	(3,896,827)
Computer Software
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	20,763,351	13,064,962	$ 8,147,453
Computer Software | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	56,968,738	44,084,900
Computer Software | Accumulated Amortization/Impairment
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(36,205,387)	(31,019,938)
Others
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	52,252	52,252
Others | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	509,957	509,957
Others | Accumulated Amortization/Impairment
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	$ (457,705)	$ (457,705)